Document and Entity Information	May 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001699382
Document Type	8-K
Document Period End Date	May 12, 2026
Entity Registrant Name	PMV Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39539
Entity Tax Identification Number	46-3218129
Entity Address, Address Line One	400 Alexander Park Drive
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	(609)
Local Phone Number	642-6670
Written Communications	false
Soliciting Material	false
Pre commencement Tender Offer	false
Pre commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value per share
Trading Symbol	PMVP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false